Note 18 - Derivative Instruments	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
5.	Securities:

As at October 31, 2025, the Bank held securities totaling $80.9 million ( October 31, 2024 - $299.3 million), including accrued interest, comprised of US Treasury Bills with a carrying value of $74.3 million, Government of Canada Treasury Bills with a carrying value of $2.2 million and other securities with a carrying value of $4.4 million.

Derivatives [member]
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
18.	Derivative instruments:

Designated Hedges

At October 31, 2025, the Bank had an outstanding contract established for asset liability management purposes to swap between fixed and floating interest rates with an amortizing notional amount currently totaling $20.2 million ( October 31, 2024 - $22.0 million), of which $20.2 million ( October 31, 2024 - $22.0 million) qualified for hedge accounting. The Bank enters into interest rate swap contracts for its own account exclusively and does not act as an intermediary in this market. The maturity date of the amortizing interest rate swap is March 1, 2034. At October 31, 2025, fair value of $340,000 ( October 31, 2024 - $19,000) relating to this contract was included in other liabilities and the offsetting amount included in the carrying values of the assets to which they relate. Approved counterparties are limited to major Canadian chartered banks. The carrying amount of the hedged item recognized in the credit assets was $20.9 million ( October 31, 2024 - $22.4 million). The accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item is $1.9 million ( October 31, 2024 - $1.1 million).

As of October 31, 2025, the Bank utilized a foreign exchange forward contract to mitigate foreign exchange risk on its net investments in VersaBank USA. This hedging strategy is aimed at minimizing foreign exchange risk related to fluctuations between the VersaBank’s functional currency, CAD, and the foreign currency of its net investment, USD. Changes in the fair value of these derivatives, attributable to the effective portion of the hedge, are recognized in other comprehensive income, while the ineffective portion, if any, is recorded in profit or loss. As of October 31, 2025, the outstanding foreign exchange forward contract had a notional value of USD $138.6 million ( October 31, 2024 – USD $66.0 million) and a fair value of $61,400 (liability) ( October 31, 2024 - $1,000 (asset)), hedging a portion of the USD $181.3 million investment in VersaBank USA. For the reporting period, a loss of $4,222,963 ( October 31, 2024 – loss of $13,000) was recognized in other comprehensive income, representing the effective portion of the hedge. Since there was no hedge ineffectiveness, there was no impact on profit or loss from this hedge. The hedge was assessed as highly effective, supporting the Bank’s risk management strategy to stabilize the financial impact of foreign exchange movements.

Economic Hedges

As of October 31, 2025, an accounting hedge exists for the remaining USD $42.7 million of the USD $181.3 million investment in VersaBank USA. This is achieved through the allocation of part of a USD $75.0 million subordinated debt raised by the Bank in April 2021. Both the credit asset (liability) and the investment (asset) move in equal and opposite directions, with the liability serving as a hedge against rate fluctuations that may affect the valuation of the investment asset.

As at October 31, 2025, the Bank entered into a foreign exchange forward contract to mitigate foreign exchange risk on its net investment in VersaFinance US Corp. This hedging arrangement was established during 2025; there were no similar hedges in 2024. The hedge is intended to reduce exposure to fluctuations between VersaBank’s functional currency, CAD, and the currency of the net investment, USD. Changes in the fair value of the hedging instrument attributable to the effective portion of the hedge are recognized in profit or loss; any ineffective portion, if applicable, is also recorded in profit or loss. As at October 31, 2025, the outstanding foreign exchange forward contract had a notional value of USD 14.0 million ( October 31, 2024 — nil) and a fair value of $1,500 (liability) ( October 31, 2024 — nil). The contract hedges a portion of the USD 14 million investment in Versa Finance US Corp.

For the year ended October 31, 2025, a loss of $160,300 (2024 — nil) was recognized in profit or loss, representing the total impact of the hedge.

As of October 31, 2025, the Bank utilized a foreign exchange forward contract to mitigate foreign exchange risk associated with the intercompany loan denominated in USD, resulting from intercompany transfer of assets, which aims to minimize foreign exchange risk related to fluctuations between the Bank’s functional currency, CAD, and the foreign currency denominated loan. As of October 31, 2025, the outstanding foreign exchange forward contract relating to this intercompany loan had a notional value of USD $12.1 million and a fair value of $5,400 (liability).